Recent Accounting Statements	12 Months Ended
Dec. 31, 2011
Recent Accounting Statements [Abstract]
Recent Accounting Statements
22.  Recent Accounting Statements

In May 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-04 – Fair Value Measures.  ASU No. 2011-04 provides amendments to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in U.S. GAAP and IFRS.  The guidance is effective for fiscal years beginning after December 15, 2011.  There was no material impact to the Company's financial statements as a result of ASU No. 2011-04.

In July 2011, the FASB issued ASU No. 2011-07 – Health Care Entities which provides additional guidance to health care entities related to the recognition of patient service revenue and related disclosures.  The additional guidance is effective for fiscal years beginning after December 15, 2011 but early adoption is permitted.  There was no material impact on the Company upon adoption of ASU No. 2011-07.